Organization and principal activities (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net loss	¥ (502,081)	¥ (395,803)	¥ (30,344)
VIEs [Member]
Statement [Line Items]
Interest Income On Loans	0	11,218	44,797
Net loss	¥ 0	¥ (385,041)	¥ (23,947)